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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.        Name and address of issuer:

          Janus Aspen Series
          100 Fillmore Street
          Denver, CO 80206-4928


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box, but do not list series or classes): [X ]


3.        Investment Company Act File Number:  811-7736

          Securities Act File Number:  33-63212


4(a).     Last day of fiscal year for which this Form is filed:

          December 31, 1998


4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.        Calculation of registration fee:

         (i)   Aggregate sale price of securities sold
               during the fiscal year pursuant to
               section  24(f):                                  $ 612,707,065.21
                                                                  --------------

        (ii)   Aggregate price of securities redeemed
               or repurchased during the fiscal year:     $ 48,223,043.76
                                                            -------------


        (iii)  Aggregate price of securities redeemed
               or repurchased during any prior fiscal
               year ending no earlier than October 11,
               1995 that were not previously used to
               reduce registration fees payable to the
               Commission:                                $     0
                                                           ------------


        (iv)   Total available redemption credits     - $48,223,043.76
               [add Items5(ii)and 5(iii)]                -------------


        (v)    Net sales - if Item 5(i) is greater
               than Item 5(iv)[subtract Item 5(iv)
               from Item 5(i)]:                                  $564,484,021.45
                                                                  --------------


        (vi)   Redemption credits available for
               use in future years -- if Item        $ (        0        )
               5(i) is less than Item 5(iv)            -------------------
               [subtract Item 5(iv)from
               Item 5(i)]:

        (vii)  Multiplier for determining registration
               fee (See Instruction C.9):                   x   0.000278
                                                             --------------

        (viii) Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if
               no fee is due):                              =$156,926.56
                                                              ----------

6.        Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                     +$   0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   =$156,926.56
                                                                   ============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 26, 1999.



          Method of Delivery

                              [ X ]  Wire Transfer
                              [  ]     Mail or other means

                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Bonnie Howe
                               Name:  Bonnie M. Howe
                               Title: Assistant Vice President

     Date:  March 29, 1999